Advisor Class A and C Prospectus | Kinetics Global Fund
Kinetics Global Fund
Investment Objective
The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 69 of the Fund’s prospectus and “Purchasing Shares” beginning on page 53 of the Fund’s statement of additional information.

Shareholder Transaction Expenses (fees paid directly from your investment)
Shareholder Fees Advisor Class A and C Prospectus Kinetics Global Fund		Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	[1]	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	[1]	2.00%	2.00%
[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Advisor Class A and C Prospectus Kinetics Global Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees	[2]	0.50%	1.00%
Other Expenses		1.34%	1.34%
Total Annual Fund Operating Expenses	[3]	3.09%	3.59%
Less: Fee Waiver	[4]	(1.44%)	(1.44%)
Net Annual Fund Operating Expenses		1.65%	2.15%
[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	The Board of Directors of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily NAV of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A and Advisor Class C shares. At the present time, the Fund is assessing 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively and is assessing 0.25% of the shareholder servicing fees for Advisor Class A and Advisor Class C shares.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to acquired fund fees and expenses ("AFFE").
[4]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser"), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for the Advisor Class A and Advisor Class C shares, respectively, through May 1, 2015. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2015.

Example.
This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:

(if you redeem your shares at the end of the period)
Expense Example Advisor Class A and C Prospectus Kinetics Global Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	733	1,347	1,984	3,686
Advisor Class C	318	967	1,737	3,760

(if you do not redeem your shares at the end of the period)
Expense Example No Redemption Advisor Class A and C Prospectus Kinetics Global Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class A	733	1,347	1,984	3,686
Advisor Class C	218	967	1,737	3,760

Portfolio Turnover.
  The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in a least 3 countries, which may include the U.S.  The Global Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Principal Investment Risks
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Global Fund, Global Portfolio and your investment.

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Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

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Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

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Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

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Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

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Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

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Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

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Below-Investment Grade Debt Securities Risks:  Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

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Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

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Derivatives Risks:  The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

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Management Risk:  There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance. The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
The Global Fund - Advisor Class A Calendar Year Returns as of 12/31

Best Quarter:	2009	Q2	38.66%
Worst Quarter:	2011	Q3	-17.25%

The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.

Average Annual Returns Advisor Class A and C Prospectus Kinetics Global Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class A	The Global Fund (KGLAX) Advisor Class A Return Before Taxes	20.73%	20.29%	5.19%	May 19, 2008
Advisor Class C	The Global Fund (KGLCX) Advisor Class C Return Before Taxes	27.84%	20.89%	5.69%	May 19, 2008
After Taxes on Distributions Advisor Class A	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions	20.68%	20.23%	5.10%
After Taxes on Distributions and Sale of Fund Shares Advisor Class A	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	11.74%	16.76%	4.16%
S&P® 500 Index (reflects no deduction for fees, expenses or taxes)	S&P® 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.07%	May 19, 2008
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	22.80%	14.92%	2.75%	May 19, 2008